Contract Liabilities - Schedule of Contract Liabilities (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Contract with Customer, Liability [Abstract]
Balance at beginning of the year	$ 59,363,407	$ 7,630,356	$ 53,863,775
Addition	1,464,433	188,233	10,723,548
Recognized to revenue during the year	(6,874,446)	(883,616)	(5,223,916)
Balance at end of year	$ 53,953,394	$ 6,934,973	$ 59,363,407